EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Earnings and Weighted Average Number of Shares Used in the Calculation of Basic and Diluted Earnings per Share
The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2021	2020	2019
Net income for the year attributable to owners of the Company	96,065	54,217	54,015
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	40,940	38,515	36,586
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	42,076	39,717	37,674
BASIC EARNINGS PER SHARE	$2.35	$1.41	$1.48
DILUTED EARNINGS PER SHARE	$2.28	$1.37	$1.43

Schedule of Potentially Anti-dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings per Share
The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2021	2020	2019
Shares not-deemed to be issued in respect of employee options	30	19	4